Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2024		Mar. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Class A common stock subject to possible redemption, shares				0		45,183
Intangible assets, net	$ 2,890,976	[1]		$ 3,132,796	[1],[2]	$ 3,363,156	[2]
Variable Interest Entities
Intangible assets, net	$ 2,100,000			$ 2,200,000		$ 2,300,000
Class A Common Stock [Member]
Common stock, par value	$ 0.0001			$ 0.0001		$ 0.0001
Common stock, shares authorized	5,500,000,000			5,500,000,000		5,500,000,000
Common Stock Issued	18,630,980			14,659,794		2,984,212
Common stock, shares outstanding	18,630,980			14,659,794		2,984,212
Class V Common Stock [Member]
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	3,250,000,000			3,250,000,000		3,250,000,000
Common Stock Issued	124,067,498			124,132,398		125,919,180
Common stock, shares outstanding	124,067,498			124,132,398		125,919,180

[1]	As of June 30, 2024 and December 31, 2023, intangible assets, net included $2.1 billion and $2.2 billion, respectively, related to a consolidated VIE. See Note 9, Variable Interest Entities, for further details.
[2]	As of December 31, 2023 and 2022, intangible assets, net included $2.2 billion and $2.3 billion related to a consolidated VIE. See Note 10, Variable Interest Entities, for further details.